UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Trust

August 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 162.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$252	$75,539

		$75,539

Education — 7.1%
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$5,580	$7,145,190
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(3)	10,500	11,252,115
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.75%, 7/1/50	4,000	4,529,400

		$22,926,705

Electric Utilities — 4.6%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,685	$1,837,037
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,747,188
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	1,250	1,288,400
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,083,340
South Carolina Public Service Authority, 5.50%, 12/1/54	7,000	8,005,410

		$14,961,375

Escrowed/Prerefunded — 6.7%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$785	$880,095
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	880	991,760
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	480	542,366
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	3,250	3,678,350
Miami-Dade County, FL, (Miami International Airport), Prerefunded to 10/1/19, 5.50%, 10/1/36	3,715	4,066,476
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,675	1,976,048
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 5/15/18, 5.00%, 11/15/37(3)	9,300	9,580,023

		$21,715,118

General Obligations — 14.6%
Chicago, IL, 5.75%, 1/1/33	$1,500	$1,710,225
Frisco Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/37(3)	9,000	10,273,860
Illinois, 5.00%, 5/1/33	5,000	5,253,950
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(3)	3,250	3,634,638
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	17,900	7,053,137
New York, 5.00%, 2/15/34(3)	2,500	2,823,225
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(3)	2,340	2,447,383
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/36	7,980	3,953,212
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/37	7,500	3,539,100

Security	Principal Amount (000’s omitted)	Value
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/38	$8,500	$3,825,255
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	6,035	2,595,110

		$47,109,095

Hospital — 21.5%
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(3)	$10,000	$10,825,900
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	440	501,397
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(3)	10,000	11,327,700
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,335	1,507,722
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), 5.50%, 7/1/40	1,870	2,032,634
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,545	2,483,793
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	2,500	2,575,450
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/36	1,000	1,129,300
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/35	1,185	1,238,811
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/46(3)	10,000	11,487,500
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,535	1,750,253
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/36(4)	800	883,056
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	1,465	1,562,833
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	2,930	3,130,588
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(3)	11,400	12,589,818
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,675,991
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	785	807,529
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	670	726,086
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,134,700

		$69,371,061

Housing — 1.9%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(4)	$4,000	$4,275,440
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	555	599,644
New York City Housing Development Corp., NY, 3.85%, 11/1/42	1,000	1,026,040
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	179,723

		$6,080,847

Industrial Development Revenue — 6.3%
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$400	$466,444
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	1,370	1,375,549
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(4)	4,390	4,421,784
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,733,920
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	1,075	1,121,472
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	780	825,973

Security	Principal Amount (000’s omitted)	Value
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	$1,000	$1,058,940
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,680	5,101,808
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	1,005	1,136,906
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,715	1,940,094
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(4)	1,130	1,240,989

		$20,423,879

Insured-Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (AGM), 1.39%, (67% of 3 mo. USD LIBOR + 0.52%), 7/1/29(5)	$3,000	$2,430,990

		$2,430,990

Insured-Escrowed/Prerefunded — 5.5%
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), Prerefunded to 8/15/19, 5.625%, 8/15/37	$2,625	$2,865,292
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), Prerefunded to 10/1/18, 5.25%, 10/1/41	1,950	2,041,767
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series I, (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38(3)	9,400	9,727,193
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(3)	3,000	3,086,040

		$17,720,292

Insured-Other Revenue — 0.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$2,062,395

		$2,062,395

Insured-Special Tax Revenue — 9.1%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	$31,800	$14,441,016
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	29,510	6,869,633
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	10,510	2,185,765
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	30,000	5,921,100

		$29,417,514

Insured-Student Loan — 0.9%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,505	$1,602,449
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	245	256,667
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	1,115	1,144,536

		$3,003,652

Insured-Transportation — 13.4%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$7,077,528
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,067,181
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,193,690
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	40	41,516
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/35	665	697,399
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	5,375	5,616,714

Security	Principal Amount (000’s omitted)	Value
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	$1,430	$1,486,299
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 1/1/51	1,000	1,027,050
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	8,457,150
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	9,820	10,662,752
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,704,028

		$43,031,307

Insured-Water and Sewer — 12.1%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(3)	$17,985	$21,505,024
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	2,494,620
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	2,617,558
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	7,000	2,558,220
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	4,233,637
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	3,640	3,709,597
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.125%, 7/1/47	2,000	2,035,300

		$39,153,956

Lease Revenue/Certificates of Participation — 1.4%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$850	$978,614
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,285	1,490,137
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	1,735	1,855,687

		$4,324,438

Other Revenue — 2.4%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	$1,925	$461,807
Otero County, NM, Jail Project Revenue, 8.75%, 4/1/18	60	59,898
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,000	6,105,900
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,080	1,087,020

		$7,714,625

Senior Living/Life Care — 6.9%
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	$320	$320,064
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	250	262,875
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	535	572,776
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,143,091
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	798,921
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	3,109	759,601
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,590,689
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	896,214
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	3,650	4,460,775
Savannah Economic Development Authority, GA, (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,590,168
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,750	1,863,628
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/49	2,500	2,656,175

Security	Principal Amount (000’s omitted)	Value
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	$335	$358,490
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,054,856

		$22,328,323

Special Tax Revenue — 14.4%
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	$90	$0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(7)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	150	142,953
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39(3)	12,400	14,503,412
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(3)	2,820	3,203,774
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35	845	959,996
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35	655	747,964
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(3)	2,180	2,489,401
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(3)	10,000	11,775,600
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	253	252,881
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	180	169,394
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	385,712
Texas Transportation Commission, 5.00%, 4/1/33(3)	10,000	11,814,700

		$46,445,787

Transportation — 25.2%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$435	$501,329
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	1,395	1,582,181
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/41	10,000	11,048,200
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	2,370	2,763,775
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,030	1,230,407
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	2,070,549
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	3,200	3,498,880
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,000	1,032,360
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	400	448,756
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.98%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(5)	7,250	7,048,667
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/48	1,000	1,137,280
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(3)	7,880	8,926,543
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,055	1,164,551
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	1,515	1,540,210
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,910	4,289,387
Pennsylvania Turnpike Commission, 5.375%, (0.00% until 12/1/17), 12/1/38	2,500	3,122,600
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(3)	7,200	7,689,096

Security	Principal Amount (000’s omitted)	Value
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(3)	$8,500	$9,068,310
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(3)	7,290	7,461,825
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,130,747
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	1,925,825
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	850	954,865
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	640	714,701

		$81,351,044

Water and Sewer — 7.3%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/40(3)	$10,000	$11,650,600
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	2,070,812
Detroit, MI, Water Supply System, 5.25%, 7/1/41	4,730	5,142,882
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,639,477

		$23,503,771

Total Tax-Exempt Municipal Securities — 162.8% (identified cost $478,137,488)		$525,151,713

Taxable Municipal Securities — 5.2%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$32	$9,443

		$9,443

General Obligations — 2.9%
Atlantic City, NJ, 7.50%, 3/1/40	$5,435	$6,189,323
Chicago, IL, 7.75%, 1/1/42	2,885	3,121,830

		$9,311,153

Hospital — 2.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,371,820

		$6,371,820

Insured-Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$613,703
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	448,730

		$1,062,433

Total Taxable Municipal Securities — 5.2% (identified cost $15,148,532)		$16,754,849

Corporate Bonds & Notes — 0.3%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.3%
NYU Hospitals Center, 4.368%, 7/1/47	$1,040	$1,128,052

Total Corporate Bonds & Notes — 0.3% (identified cost $1,040,000)		$1,128,052

Institutional MuniFund Term Preferred Shares — 0.9%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund, (AMT), 1.69%, (SIFMA + 0.90%), 11/1/18(4)(8)	600	$3,004,230

Total Institutional MuniFund Term Preferred Shares — 0.9% (identified cost $3,000,000)		$3,004,230

Total Investments — 169.2% (identified cost $497,326,020)		$546,038,844

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (4.6)%		$(14,776,754)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (21.0)%		$(67,660,035)

Other Assets, Less Liabilities — (43.6)%		$(140,967,011)

Net Assets Applicable to Common Shares — 100.0%		$322,635,044

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At August 31, 2017, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	21.9%
Texas	14.2%
Others, representing less than 10% individually	63.9%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2017, 25.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 11.0% of total investments.

(1)	Amount is less than 0.05%.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2017, the aggregate value of these securities is $16,033,991 or 5.0% of the Trust’s net assets applicable to common shares.

(5)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2017.

(6)	Security is in default and making only partial interest payments.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(8)	Variable rate security. The stated dividend rate represents the rate in effect at August 31, 2017. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Trust did not have any open derivative instruments at August 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$348,936,793

Gross unrealized appreciation	$56,165,917
Gross unrealized depreciation	(4,788,866)

Net unrealized appreciation	$51,377,051

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$525,151,713	$—	$525,151,713
Taxable Municipal Securities	—	16,754,849	—	16,754,849
Corporate Bonds & Notes	—	1,128,052	—	1,128,052
Institutional MuniFund Term Preferred Shares	—	3,004,230	—	3,004,230
Total Investments	$—	$546,038,844	$—	$546,038,844

The Trust held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At August 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2017